Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest
Note 4 Parties-in-Interest
Transactions between the Plan and certain parties meet the definition of parties-in-interest transactions under the provisions of ERISA (Parties-in-interest transactions).

Transactions with Northern Trust, the directed trustee of the Plan, Alight, provider of certain reporting and administrative services to the Plan, and BlackRock Institutional Trust Company, National Association (BlackRock), provider of investment management services, are Parties-in-interest transactions. The aggregate cost of trustee, administrative and investment management charges to the Plan by Northern Trust, Alight, and BlackRock was $1.8 million for the year ended December 31, 2025.

The Plan made participant-directed purchases of $7.8 million and sales of $12.9 million of TDS and Array Common Stock on an aggregate basis for the year ended December 31, 2025, which are Parties-in-interest transactions.
Outstanding Notes receivable from participants, and the related interest income on Notes receivable from participants, for the year ended December 31, 2025 are presented on the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits, respectively.